Stockholders' Equity - Additional Information (Detail) - USD ($) $ in Millions					1 Months Ended			12 Months Ended
	Apr. 10, 2025	Mar. 25, 2025	Mar. 22, 2024	Mar. 23, 2023	Jun. 30, 2025	Mar. 31, 2023	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest								$ 308	$ 301
Net income attributable to noncontroling interest								(10)	(21)	$ (17)
Coupon payment on perpetual debentures								(2,429)	(2,756)
Issuance of subordinated notes								989		992
Dividend declared								130	120
Dividend payables								33
Shares Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 130	$ 120
Treasury shares repurchase amount authorized		$ 500	$ 500	$ 500
Number of shares repurchased		0	0	0							662,000,000
Cancellation of number of treasury shares				662,000,000
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest								308	301
Net income attributable to noncontroling interest								10	21	17
Subordinated Notes [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures								127	143	$ 120
Issuance of subordinated notes					$ 1,000	$ 1,000	$ 1,000
Percentage of issuance on subordinated note					7.20%	9.125%	5.125%
Proceeds from issuance of subordinated notes					$ 989	$ 992	$ 994
Percentage Of Premium On Redemption Of Subordinated Notes	1.00%
Redemption amount of subordinated notes	$ 1,028
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares								$ 24	$ 12
Investment in shares held by the subsidiary								20,541,277	20,541,277
American Depository Shares [Member] | Shares Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Number of shares repurchased											22,100,000
Cancellation of number of treasury shares				22,100,000